Expense Example {- Fidelity Advisor® Small Cap Fund} - 11.30 Fidelity Advisor Small Cap Fund - AMCIZ PRO-11 - Fidelity Advisor® Small Cap Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Small Cap Fund-Class A
Expense Example:
1 year	$ 693
3 years	943
5 years	1,212
10 years	1,978
Fidelity Advisor Small Cap Fund-Class M
Expense Example:
1 year	493
3 years	796
5 years	1,120
10 years	2,035
Fidelity Advisor Small Cap Fund-Class C
Expense Example:
1 year	307
3 years	640
5 years	1,098
10 years	2,369
Fidelity Advisor Small Cap Fund - Class I
Expense Example:
1 year	98
3 years	306
5 years	531
10 years	1,178
Fidelity Advisor Small Cap Fund-Class Z
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	$ 1,002